Consolidating Financial Information (Consolidating Statements of Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 53,063	$ 64,715	$ 55,268	$ 66,547	$ 33,698	$ 71,361	$ 52,259	$ 49,589	$ 239,593	$ 206,907	$ 177,125
Pension plans and other postretirement benefits:
Prior service cost arising during the period									(1,570)	0	(780)
Amortization of prior service cost (credit) included in net periodic benefit cost									27	260	257
Actuarial net (loss) gain arising during the period									(22,721)	(27,577)	6,268
Amortization of actuarial net loss included in net periodic benefit cost									4,066	2,423	2,738
Settlement gain									436	0	0
Amortization of transition obligation included in net periodic benefit cost									39	40	10
Total pension plans and other postretirement benefits									(19,723)	(24,854)	8,493
Derivative instruments:
Unrealized loss on derivative instruments									(330)	(1,605)	(2,451)
Reclassification adjustments for losses on derivative instruments included in net income									893	1,020	964
Total derivative instruments									563	(585)	(1,487)
Foreign currency translation adjustments									7,567	163	(6,042)
Marketable securities:
Unrealized gain on marketable securities									676	364	0
Reclassification adjustment for gain on marketable securities included in net income									(1,040)	0	0
Total marketable securities									(364)	364	0
Other comprehensive (loss) income									(11,957)	(24,912)	964
Comprehensive income									227,636	181,995	178,089
Parent Company [Member]
Net income									239,593	206,907	177,125
Pension plans and other postretirement benefits:
Prior service cost arising during the period									(1,570)		(780)
Amortization of prior service cost (credit) included in net periodic benefit cost									27	260	257
Actuarial net (loss) gain arising during the period									(22,721)	(27,577)	6,268
Amortization of actuarial net loss included in net periodic benefit cost									4,066	2,423	2,738
Settlement gain									436
Amortization of transition obligation included in net periodic benefit cost									39	40	10
Total pension plans and other postretirement benefits									(19,723)	(24,854)	8,493
Derivative instruments:
Unrealized loss on derivative instruments									(330)	(1,605)	(2,451)
Reclassification adjustments for losses on derivative instruments included in net income									893	1,020	964
Total derivative instruments									563	(585)	(1,487)
Foreign currency translation adjustments									7,567	163	(6,042)
Marketable securities:
Unrealized gain on marketable securities									676
Reclassification adjustment for gain on marketable securities included in net income									(1,040)
Total marketable securities									(364)	364
Other comprehensive (loss) income									(11,957)	(24,912)	964
Comprehensive income									227,636	181,995	178,089
Guarantor Subsidiaries [Member]
Net income									176,024	158,487	118,579
Pension plans and other postretirement benefits:
Prior service cost arising during the period									0		(743)
Amortization of prior service cost (credit) included in net periodic benefit cost									276	335	331
Actuarial net (loss) gain arising during the period									(2,735)	(5,021)	1,077
Amortization of actuarial net loss included in net periodic benefit cost									709	380	404
Settlement gain									0
Amortization of transition obligation included in net periodic benefit cost									0	0	0
Total pension plans and other postretirement benefits									(1,750)	(4,306)	1,069
Derivative instruments:
Unrealized loss on derivative instruments									(330)	(1,605)	(2,451)
Reclassification adjustments for losses on derivative instruments included in net income									893	1,020	964
Total derivative instruments									563	(585)	(1,487)
Foreign currency translation adjustments									3,142	(1,669)	1,392
Marketable securities:
Unrealized gain on marketable securities									676
Reclassification adjustment for gain on marketable securities included in net income									(1,040)
Total marketable securities									(364)	364
Other comprehensive (loss) income									1,591	(6,196)	974
Comprehensive income									177,615	152,291	119,553
Non-Guarantor Subsidiaries [Member]
Net income									74,497	72,135	75,678
Pension plans and other postretirement benefits:
Prior service cost arising during the period									(1,570)		(37)
Amortization of prior service cost (credit) included in net periodic benefit cost									(110)	64	65
Actuarial net (loss) gain arising during the period									(5,555)	(1,416)	554
Amortization of actuarial net loss included in net periodic benefit cost									833	825	932
Settlement gain									436
Amortization of transition obligation included in net periodic benefit cost									39	40	10
Total pension plans and other postretirement benefits									(5,927)	(487)	1,524
Derivative instruments:
Unrealized loss on derivative instruments									0	0	0
Reclassification adjustments for losses on derivative instruments included in net income									0	0	0
Total derivative instruments									0	0	0
Foreign currency translation adjustments									4,425	1,832	(7,434)
Marketable securities:
Unrealized gain on marketable securities									0
Reclassification adjustment for gain on marketable securities included in net income									0
Total marketable securities									0	0
Other comprehensive (loss) income									(1,502)	1,345	(5,910)
Comprehensive income									72,995	73,480	69,768
Total Consolidating Adjustments [Member]
Net income									(250,521)	(230,622)	(194,257)
Pension plans and other postretirement benefits:
Prior service cost arising during the period									1,570		780
Amortization of prior service cost (credit) included in net periodic benefit cost									(166)	(399)	(396)
Actuarial net (loss) gain arising during the period									8,290	6,437	(1,631)
Amortization of actuarial net loss included in net periodic benefit cost									(1,542)	(1,205)	(1,336)
Settlement gain									(436)
Amortization of transition obligation included in net periodic benefit cost									(39)	(40)	(10)
Total pension plans and other postretirement benefits									7,677	4,793	(2,593)
Derivative instruments:
Unrealized loss on derivative instruments									330	1,605	2,451
Reclassification adjustments for losses on derivative instruments included in net income									(893)	(1,020)	(964)
Total derivative instruments									(563)	585	1,487
Foreign currency translation adjustments									(7,567)	(163)	6,042
Marketable securities:
Unrealized gain on marketable securities									(676)
Reclassification adjustment for gain on marketable securities included in net income									1,040
Total marketable securities									364	(364)
Other comprehensive (loss) income									(89)	4,851	4,936
Comprehensive income									$ (250,610)	$ (225,771)	$ (189,321)